UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   09/30/02

Check here if Amendment [ }; Amendment number: _________________
  This Amendment (Check only one.):            [  ] is a restatement.
                                               [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Ameritas Life Insurance Corp.
                  5900 "O" Street
                  Lincoln, NE 68510

Form 13F File Number:  28-6724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             William W. Lester
Title:            Senior Vice President-Investments and Treasurer
Phone:            402-467-6959

Signature, Place, and Date of Signing:

    /s/ William W. Lester                Lincoln, Nebraska         11/14/02
-----------------------------------   ----------------------- -----------------
        (signature)                    (city, state)                (Date)

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:    None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              98

Form 13F Information Table Value Total:              $186,083

List of Other Included Managers:

No.      13F File Number   Name


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        NAME OF ISSUER           TITLE OF            VALUE   SHARES/   SH/PUT/  INVSMT    OTHER    VOTING   AUTHORITY
                                  CLASS    CUSIP    (X1000) PRN AMT    PRN CALL DSCRETN  MANAGERS   SOLE     SHARED     NONE
ABBOTT LABS COM                    COM   002824100     226       5,600 SH       DEFINED               5,600
AFFILIATED COMPUTER SERVICES       CDS   008190AF7   1,425   1,180,000 PRN      DEFINED           1,180,000
AFFILIATED MANAGERS GROUP, INC     CDS   008252AC2   1,279   1,500,000 PRN      DEFINED           1,500,000
AGILENT TECHNOLOGIES INC           CDS   00846UAB7   1,030   1,280,000 PRN      DEFINED           1,280,000
ALCOA INC                          COM   013817101     549      28,425 SH       DEFINED              28,425
ALCOA, INC.                        COM   022249106   1,158      60,000 SH       DEFINED              60,000
JOHNSON & JOHNSON (ALZA CORP)      CDS   02261WAB5   1,295   1,650,000 PRN      DEFINED           1,650,000
AMERICAN EXPRESS COMPANY           COM   025816109   1,988      63,750 SH       DEFINED              63,750
AMERICAN INTERNATIONAL GROUP       COM   026874107   4,276      78,175 SH       DEFINED              78,175
AMERUS GROUP CO                    COM   03072M108   3,687     130,000 SH       DEFINED             130,000
AMGEN INC                          COM   031162100   1,183      28,375 SH       DEFINED              28,375
ANADARKO PETROLEUM CORP            CDS   032511AP2   1,166   1,900,000 PRN      DEFINED           1,900,000
ANHEUSER-BUSCH CO                  COM   035229103     378       7,475 SH       DEFINED               7,475
APOGENT TECHNOLOGIES, INC          CDS   03760AAD3     491     500,000 PRN      DEFINED             500,000
APPLIED MATERIALS INC              COM   038222105   1,663     144,025 SH       DEFINED             144,025
BARR LABS INC                      COM   068306109   3,712      59,598 SH       DEFINED              59,598
BERKSHIRE HATHAWAY A               COM   084670108     443           6 SH       DEFINED                   6
BERKSHIRE HATHAWAY B               COM   084670207     306         124 SH       DEFINED                 124
BIRMINGHAM STEEL CORP              COM   0912502#6              28,545 SH       DEFINED              28,545
BRIGGS & STRATTON                  CDS   109043AD1     456     450,000 PRN      DEFINED             450,000
BRINKER INTERNATIONAL, INC         CDS   109641AC4   1,229   1,950,000 PRN      DEFINED           1,950,000
CALVERT                            COM   131582751   2,539     335,807 SH       DEFINED             335,807
CALVERT                            COM   131618746     327     133,333 SH       DEFINED             133,333
CALVERT                            COM   13161T401   3,221     201,673 SH       DEFINED             201,673
CENDANT CORP                       CDS   151313AN3   1,119   1,200,000 PRN      DEFINED           1,200,000
CENTERPOINT ENER (FORM RELIANT     CDS   15189T206   1,424   4,310,500 PRN      DEFINED           4,310,500
CERNER CORP                        COM   156782104   4,373     124,450 SH       DEFINED             124,450
CISCO SYSTEMS INC                  COM   17275R102   1,034      98,636 SH       DEFINED              98,636
CITIGROUP INC                      COM   172967101   4,447     149,987 SH       DEFINED             149,987
COMPUTER ASSOCIATES INT'L          CDS   204912AN9   1,040   1,300,000 PRN      DEFINED           1,300,000
CONAGRA FOODS INC                  COM   205887102     508      20,428 SH       DEFINED              20,428
DNP SELECT INCOME FD INC           COM   23325P104     100      10,000 SH       DEFINED              10,000
DEVON ENERGY CORP                  COM   25179M103   5,834     120,905 SH       DEFINED             120,905
DIAMOND OFFSHORE DRILLING, INC     CDS   25271CAE2     384     430,000 PRN      DEFINED             430,000
DISNEY WALT COMPANY                COM   254687106   3,324     219,560 SH       DEFINED             219,560
EMC CORP                           COM   268648102     942     206,060 SH       DEFINED             206,060
EOP OPERATING LTD PARTNERSHIP      CDS   268766BR2     345     330,000 PRN      DEFINED             330,000
EXXON MOBIL CORP                   COM   30231G102   2,861      89,689 SH       DEFINED              89,689
FREDDIE MAC                        COM   313400301   4,122      73,747 SH       DEFINED              73,747
FANNIE MAE                         COM   313586109     213       3,575 SH       DEFINED               3,575
FIRST AMERICAN CORPORATION         CDS   318522AC3     680     670,000 PRN      DEFINED             670,000
FIRST DATA CORP                    COM   319963104   4,005     143,308 SH       DEFINED             143,308
FIRST DATA CORP                    CDS   319963AD6   1,335   1,270,000 PRN      DEFINED           1,270,000
FOREST LABORATORIES INC            COM   345838106   2,633      32,100 SH       DEFINED              32,100
GATX CAPITAL CORP                  CDS   361448AC7   1,070   1,090,000 PRN      DEFINED           1,090,000
GANNETT COMPANY                    COM   364730101   6,706      92,910 SH       DEFINED              92,910
GENERAL MOTORS CORP                CDS   370442733   1,079   1,205,000 PRN      DEFINED           1,205,000
HARLEY-DAVIDSON INC                COM   412822108   5,519     118,825 SH       DEFINED             118,825
HARRIS INTERACTIVE INC             COM   414549105     221      96,252 SH       DEFINED              96,252
INTEGRATED ELECTRICAL SVCS INC     COM   45811E103     132      35,165 SH       DEFINED              35,165
INTERGRATED ELECTRICAL SERVICS IN  COM   45811E137     132      35,165 SH       DEFINED              35,165
INTEL CORP                         COM   458140100     151      10,875 SH       DEFINED              10,875
JOHNSON & JOHNSON                  COM   478160104   2,751      50,870 SH       DEFINED              50,870
KERR MCGEE CORP                    CDS   492386AP2   1,282   1,200,000 PRN      DEFINED           1,200,000
ESTEE LAUDER COMPANIES INC         COM   518439104   5,360     186,510 SH       DEFINED             186,510
LIBERTY MEDIA GROUP                CDS   530715AG6     455     920,000 PRN      DEFINED             920,000
LIBERTY MEDIA GROUP                CDS   530715AN1   1,118   1,800,000 PRN      DEFINED           1,800,000
LOWES COS INC                      COM   548661107   2,088      50,425 SH       DEFINED              50,425
MEDTRONIC INC                      COM   585055106   5,541     131,555 SH       DEFINED             131,555
MERCHANT ONLINE INC                COM   588200105              10,000 SH       DEFINED              10,000
MICROSOFT CORP                     COM   594918104   3,691      84,380 SH       DEFINED              84,380
MORGAN STANLEY                     COM   61744J416   4,531     594,637 SH       DEFINED             594,637
NATIONS MUNICIPAL INCOME FUND      COM   638579672     246      21,898 SH       DEFINED              21,898
NORTEL NETWORKS CORP               CDS   656568AA0     194     660,000 PRN      DEFINED             660,000
OAK INDUSTRIES                     CDS   671400AL3     249     500,000 PRN      DEFINED             500,000
ODYSSEY RE HOLDINGS CORP           CDS   67612WAA6   1,228   1,150,000 PRN      DEFINED           1,150,000
PALL CORP                          COM   696429307   4,303     272,525 SH       DEFINED             272,525
PEPSICO INC                        COM   713448108   2,957      80,030 SH       DEFINED              80,030
PFIZER INC                         COM   717081103   2,518      86,757 SH       DEFINED              86,757
PHOENIX COS INC                    COM   71902E109   4,404     323,325 SH       DEFINED             323,325
POTOMAC ELECTRIC POWER CO          PFD   737679209     387      10,000 SH       DEFINED              10,000
PRIMIER CAP INVT CORP CL-A         COM   740990999              48,000 SH       DEFINED              48,000
PROVINCE HEALTHCARE CO             COM   743977100   4,368     254,670 SH       DEFINED             254,670
QWEST COMMUNICATIONS INTL INC      COM   749121109      80      35,000 SH       DEFINED              35,000
REEBOK INTERNATIONAL               CDS   758110AE0     482     480,000 PRN      DEFINED             480,000
ROYAL CARIBBEAN CRUISES LTD        CDS   780153AM4     478   1,250,000 PRN      DEFINED           1,250,000
ROYAL DUTCH PETE CO                COM   780257804   5,094     126,820 SH       DEFINED             126,820
S&P DEPOSITARY RECEIPTS            COM   78462F103  12,741     155,775 SH       DEFINED             155,775
SEQUOIA FUND                       COM   817418106     288       2,316 SH       DEFINED               2,316
SOUTH CAROLINA ELEC & GAS CO       PFD   8370042*0     254       7,596 SH       DEFINED               7,596
SYNERGY MEDIA INC                  COM   871934105       1     100,000 SH       DEFINED             100,000
TALBOTS INC                        COM   874161102   4,067     145,255 SH       DEFINED             145,255
TEXAS INSTRUMENTS INC              COM   882508104   1,931     130,760 SH       DEFINED             130,760
TRIBUNE CO                         CDS   887364AE7     565     920,000 PRN      DEFINED             920,000
UNITED PARCEL SERVICE-CLASS B      CDS   911312AB2   1,256   1,200,000 PRN      DEFINED           1,200,000
US CELLULAR CORP                   CDS   911684AA6   1,449   4,200,000 PRN      DEFINED           4,200,000
VANGUARD LONG-TERM CORP            COM   922031109   2,718     293,529 SH       DEFINED             293,529
VANGUARD INFLATION PROTECTED       COM   922031869     157      13,071 SH       DEFINED              13,071
VANGUARD INDEX 500 FUND            COM   922908108     440       5,843 SH       DEFINED               5,843
WAL MART STORES INC                COM   931142103   3,904      79,285 SH       DEFINED              79,285
WALGREEN CO                        COM   931422109     242       7,875 SH       DEFINED               7,875
WELLS FARGO & CO NEW COM           COM   949746101   2,925      60,745 SH       DEFINED              60,745
INGERSOLL RAND CO                  COM   G4776G101   4,790     139,075 SH       DEFINED             139,075
BARR LABORATORIES INC.             OPT   068306109   1,103      17,712 SH CALL  OTHER                17,712
DISNEY CO THE WALT                 OPT   254687106   1,136      75,000 SH CALL  OTHER                75,000
FREDDIE MAC                        OPT   313400301   1,118      20,000 SH CALL  OTHER                20,000
FOREST LABORATORIES INC            OPT   345838106     820      10,000 SH CALL  OTHER                10,000
TALBOTS INC                        OPT   874161102     616      22,000 SH CALL  OTHER                22,000

                                               98  186,083
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